Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 4,050,458	$ 4,795,236	$ 4,433,426	$ 4,771,756	$ 5,589,190	$ 5,117,259	$ 4,617,194	$ 3,916,063	$ 3,975,481	$ 13,727,427	$ 14,794,372	$ 19,589,608	$ 17,625,997	$ 14,835,729
Cost of sales	3,895,023		4,315,333							13,335,922	14,523,410	19,183,779	17,292,509	14,626,131
Gross profit	155,435	134,867	118,093	93,797	59,072	104,874	82,620	90,675	55,319	401,084	270,962	405,829	333,488	209,598
Costs and operating expenses:
Selling, general and administrative expenses	41,408		27,889							110,379	79,232	115,491	95,710	73,882
Operating expenses	53,315		46,713							152,296	137,420	185,713	140,413	73,534
Restructuring charges														2,030
Amortization expense	4,522		4,773							13,574	13,321	19,216	7,024	4,800
Total costs and operating expenses	99,245		79,375							276,249	229,973	320,420	243,147	154,246
Operating income	56,190		38,718							124,835	40,989	85,409	90,341	55,352
Interest expense	(12,324)		(10,855)							(35,677)	(32,113)	(43,537)	(42,021)	(35,932)
Income before income tax expense	43,866		27,863							89,158	8,876	41,872	48,320	19,420
Income tax expense	(244)		(2,727)							(660)	(852)	(819)	(1,577)	(68)
Net income	43,622	33,029	25,136	5,204	(22,316)	22,735	6,893	18,515	(1,400)	88,498	8,024	41,053	46,743	19,352
Net (income) loss attributable to noncontrolling interest	(1,114)		679							(1,699)	549	1,562
Net (loss) income attributable to Global Partners LP	42,508	34,042	25,815	4,825	(22,067)					86,799	8,573	42,615	46,743	19,352
Less: General partner's interest in net income, including incentive distribution rights	1,623		1,042							4,164	2,306	3,521	1,212	684
Limited partners' interest in net income	40,885	32,827	24,773	4,061	(22,567)	22,256	6,577	18,206	(1,508)	82,635	6,267	39,094	45,531	18,668
Eliminations
Sales										(19,601)		(14,382)
Cost of sales										(19,601)		(14,382)
Costs and operating expenses:
Selling, general and administrative expenses										(680)		(783)
Total costs and operating expenses										(680)		(783)
Operating income										680		783
Income before income tax expense										680		783
Net income										680		783
Net (loss) income attributable to Global Partners LP										680		783
Limited partners' interest in net income										680		783
Guarantor Subsidiaries
Sales										13,688,225		19,575,042
Cost of sales										13,310,541		19,193,112
Gross profit										377,684		381,930
Costs and operating expenses:
Selling, general and administrative expenses										108,878		111,011
Operating expenses										143,694		175,284
Amortization expense												7,106
Total costs and operating expenses										5,308		293,401
Operating income										257,880		88,529
Interest expense										(119,804)		(43,536)
Income before income tax expense										35,574		44,993
Income tax expense										(84,230)		(819)
Net income										(660)		44,174
Net (income) loss attributable to noncontrolling interest										(83,570)
Net (loss) income attributable to Global Partners LP										83,570		44,174
Less: General partner's interest in net income, including incentive distribution rights										4,164		3,521
Limited partners' interest in net income										79,406		40,653
Non-Guarantor Subsidiary
Sales										29,180		28,948
Cost of sales										5,780		5,049
Gross profit										23,400		23,899
Costs and operating expenses:
Selling, general and administrative expenses										2,181		5,263
Operating expenses										8,602		10,429
Amortization expense										8,266		12,110
Total costs and operating expenses										19,049		27,802
Operating income										4,351		(3,903)
Interest expense										103		(1)
Income before income tax expense										4,248		(3,904)
Net income										4,248		(3,904)
Net (income) loss attributable to noncontrolling interest										1,699		1,562
Net (loss) income attributable to Global Partners LP										2,549		(2,342)
Limited partners' interest in net income										$ 2,549		$ (2,342)